Gain (Loss) from Oil and Natural Gas Hedging Activities in Consolidated Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Reclassification adjustment for hedge gains (losses) included in net income	$ 46,746	$ (27,452)	$ (29,393)
Gain (loss) from oil and natural gas hedging activities	46,746	(27,452)	(29,393)
Crude oil derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Reclassification adjustment for hedge gains (losses) included in net income	46,746	(27,452)	(30,243)
Loss on ineffective portion of derivatives qualifying for hedge accounting			(660)	[1]
Natural gas
Derivative Instruments, Gain (Loss) [Line Items]
Reclassification adjustment for hedge gains (losses) included in net income			$ 1,510

[1]	Included in "Gain (loss) from oil and natural gas hedging activities" in our consolidated statements of operations.